Average Annual Total Returns - Payden High Income Fund	Feb. 28, 2021
ICEBofABBBUSCashPayHighYieldConstrainedIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	6.32%
5 Years	8.02%
10 Years	6.62%
Investor Class
Average Annual Return:
1 Year	7.38%
5 Years	7.48%
10 Years	6.09%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	5.07%
5 Years	5.11%
10 Years	3.45%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.25%
5 Years	4.68%
10 Years	3.56%